Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments and Financial Risk Management [Abstract]
Schedule of analyzes non-derivative financial liabilities
	Less than one year	Between one to two years
	U.S. dollars in thousands
December 31, 2019:
Contingent consideration	2,170	-
Short-term loan	4	-
Convertible debentures	7,151	-
Lease liabilities	184	324
IIA liability	8	108
Trade payables and other payables	1,790	-
	11,307	432
December 31, 2018:
IIA liability	49	82
Trade payables and other payables	1,054	-
	1,103	82

Schedule of changes in level 3 instruments

	Contingent consideration	Convertible debentures	Derivative financial instruments	Total
	U.S. dollar in thousands
Balance as of January 1, 2019	-	-	-	-
Initial recognition of financial liability	2,008	13,257	9,980	25,245
Initial recognition of unrecognized day 1 loss	-	(5,836)	(4,856)	(10,692)
Conversion to equity of or other financial liability	-	(4,501)	(1,061)	(5,562)
Repayment of convertible debentures	-	(470)	-	(470)
Recognition of day 1 loss within profit or loss	-	4,198	2,551	6,749
Changes in fair value recognized within profit or loss	162	503	(4,977)	(4,312)
Balance as of December 31, 2019	2,170	7,151	1,637	10,958

	Anti-dilution feature	Derivative financial instruments	Total
	U.S. dollar in thousands
Balance as of January 1, 2018	692	61	753
Initial recognition	497	2,678	3,175
Changes in fair value recognized within profit or loss	598	1,641	2,239
Classification to equity of Series B warrants	-	(3,479)	(3,479)
Classification to level 1, see Note 15(e)	-	(901)	(901)
Exercise of anti-dilution feature	(1,787)	-	(1,787)
Balance as of December 31, 2018	-	-	-

	Anti-dilution feature	Derivative financial instruments	Total
	U.S. dollar in thousands
Balance as of January 1, 2017	94	-	94
Initial recognition	315	1,958	2,273
Changes in fair value recognized within profit or loss	283	(1,897)	(1,614)
Balance as of December 31, 2017	692	61	753

Schedule of financial instruments
Financial assets at amortized cost
December 31, 2019	U.S. dollars in thousands
Assets:
Cash and cash equivalents	4,341
Trade receivable and other receivables (excluding prepaid expenses)	970
Long-term deposit	44
Restricted deposits	29
5,384

Financial assets at amortized cost
December 31, 2018	U.S. dollars in thousands
Assets:
Cash and cash equivalents	3,717
Trade receivable and other receivables (excluding prepaid expenses)	910
Restricted deposits	104
4,731

	Liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
December 31, 2019	U.S. dollars in thousands
Liabilities:
Short-term loan	-	4	4
Contingent consideration	2,170	-	2,170
Convertible debentures	7,151		7,151
Lease liabilities	-	508	508
Trade payables and other payables	-	1,790	1,790
IIA liability	-	116	116
Derivative financial instruments	1,637		1,637
	10,958	2,418	13,376
December 31, 2018
Liabilities:
Trade payables and other payables	-	1,054	1,054
IIA liability	-	131	131
Derivative financial instruments	729	-	729
	729	1,185	1,914